EMPLOYEE BENEFITS - Group's Provision for Employee Benefits (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligations for Italian employee severance indemnity (TFR)	€ 12,494	€ 13,446
Total provisions for employee benefits	145,294	134,147
Other provisions for employees
Disclosure of defined benefit plans [line items]
Total provisions for employee benefits	€ 132,800	€ 120,701